Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

(in thousands)	Dec 31, 2018	Dec 31, 2017
Amounts due within one year	US $	US $
Trade payables (1)	3,169	6,464
Accrued expenses — Contract research organization	74	1,294
Accrued expenses — Other (2)	3,964	3,008
Other payable	—	124
	7,207	10,890
(1)	Trade payables include $2.3 million and $5.7 million billed by the Group’s contract research organization at December 31, 2018 and 2017, respectively.
(2)	Accrued expenses – Other include $2.4 million and $1.3 million in obligations for the manufacturing of the active pharmaceutical ingredient for iclaprim at December 31, 2018 and 2017, respectively.